Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2011-3

Class A-1 .27681% Asset Backed Notes

Class A-2 .84% Asset Backed Notes

Class A-3 1.17% Asset Backed Notes

Class B 2.28% Asset Backed Notes

Class C 2.86% Asset Backed Notes

Class D 4.04% Asset Backed Notes

Class E 5.76% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2011-3, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Wells Fargo Bank, N.A., as the Backup Servicer and Trust Collateral Agent, dated as of June 2, 2011. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	08/01/2014
Monthly Period Ending:	08/31/2014
Prev. Distribution/Close Date:	08/08/2014
Distribution Date:	09/08/2014
Days of Interest for Period:	31
Days in Collection Period:	31
Months Seasoned:	39

Purchases	Units	Cut-off Date	Closing Date	Original Pool Balance
Initial Purchase	65,420	06/03/2011	06/15/2011	$1,061,014,805

Total	65,420			$1,061,014,805

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance				{1}	$246,059,998

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period			{2}	8,669,752
{3} Collections on Receivables paid off during period			{3}	3,538,091
{4} Receivables becoming Liquidated Receivables during period			{4}	1,717,299
{5} Receivables becoming Purchased Receivables during period			{5}	9,580
{6} Other Receivables adjustments			{6}	1
{7} Less amounts allocable to Interest			{7}	(2,923,723)

{8} Total Monthly Principal Amounts				{8}	11,011,000

{9} End of period Aggregate Principal Balance				{9}	$235,048,998

{10} Pool Factor				{10}	22.1532251%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2	Class A-3	Class B
{11} Original Note Balance	{11}	$198,200,000	$332,000,000	$178,556,000	$76,923,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$16,665,444

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	9,386,877
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$7,278,567

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	9.4621466%

		Class C	Class D	Class E	TOTAL
		$95,491,000	$93,899,000	$24,931,000	$1,000,000,000

{19} Beginning of period Note Balance	{19}	$95,491,000	$93,899,000	$24,931,000	$230,986,444

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0	9,386,877
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0	0
{22} Aggregate Principal Parity Amount	{22}	0	0	0	0
{23} Matured Principal Shortfall	{23}				0

{24} End of period Note Balance	{24}	$95,491,000	$93,899,000	$24,931,000	$221,599,567

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%	22.1599567%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance	{26}	$235,048,998
{27} 14.75% of Ending Aggregate Principal Balance	{27}	34,669,727
{28} Less Specified Reserve Balance	{28}	(21,220,296)
{29} Sum of {27} and {28}	{29}	13,449,431
{30} Required Pro Forma Note Balance {26}—{29}	{30}	221,599,567

{31} Beginning Note Balance	{31}	230,986,444
{32} Principal payments through Noteholders’ Principal Distributable Amount	{32}	(11,011,000)
{33} Pro-Forma Note Balance (Assuming no Step-down)	{33}	219,975,444

{34} Excess of Required Pro-forma over Pro-forma Balance	{34}	1,624,123
{35} Pool Balance minus Pro-forma Note Balance not less that .50% Original Pool Balance ($5,305,074)	{35}	1,624,123
{36} Step-Down Amount Lesser of {34} or {35}	{36}	$1,624,123

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts	{37}	$11,011,000
{38} Step-down Amount	{38}	(1,624,123)
{39} Principal Distributable Amount	{39}	$9,386,877

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.27681%	31	Actual days/360	$0
{41}	Class A - 2	$0	0	0.84000%	30	30/360	0
{42}	Class A - 3	$0	0	1.17000%	30	30/360	0
{43}	Class B	$16,665,444	0	2.2800%	30	30/360	31,664
{44}	Class C	$95,491,000	0	2.8600%	30	30/360	227,587
{45}	Class D	$93,899,000	0	4.0400%	30	30/360	316,127
{46}	Class E	$24,931,000	0	5.7600%	30	30/360	119,669
VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{47} Collections on Receivables during period (net of Liquidation Proceeds and Fees)	{47}	$12,118,194
{48} Liquidation Proceeds collected during period	{48}	841,507
{49} Purchase Amounts or amounts from Servicer deposited in Collection Account	{49}	9,580
{50} Investment Earnings—Collection Account	{50}	500
{51} Investment Earnings—Transfer From Reserve Account	{51}	1,170
{52} Collection of Supplemental Servicing—Extension Fees	{52}	89,649
{53} Collection of Supplemental Servicing—Repo and Recovery Fees Advanced	{53}	77,927
{54} Collection of Supplemental Servicing—Late Fees, Prepayment Penalty Fees & Force Placed Insurance	{54}	116,755

{55} Total Available Funds	{55}	13,255,282

Distributions:
{56} Base Servicing Fee	{56}	461,363
{57} Repo and Recovery Fees—reimbursed to Servicer	{57}	77,927
{58} Bank Service Charges—reimbursed to Servicer	{58}	1,314
{59} Late Fees, Prepayment Penalty Fees & Force Placed Insurance—to Servicer	{59}	116,755
{60} Agent fees	{60}	416
{61} Backup Servicing Fees	{61}	3,000
{62} Owner Trustee Fee	{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{63}	0
{64} Class A-2 Noteholders’ Interest Distributable Amount pari passu	{64}	0
{65} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{65}	0
{66} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{66}	0
{67} Class B Noteholders’ Interest Distributable Amount	{67}	31,664
{68} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{68}	0
{69} Class C Noteholders’ Interest Distributable Amount	{69}	227,587
{70} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{70}	0
{71} Class D Noteholders’ Interest Distributable Amount	{71}	316,127
{72} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{72}	0
{73} Class E Noteholders’ Interest Distributable Amount	{73}	119,669
{74} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{74}	0
{75} Noteholders’ Principal Distributable Amount	{75}	9,386,877
{76} To the Reserve Account, the Reserve Account Deposit	{76}	0
{77} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{77}	0
{78} Addn’l fees (Indenture/Owner Trustee(s), Trust Collateral Agent, Backup Servicer, Lockbox Bank & Processor)	{78}	0
{79} To the Certificateholders, the aggregate amount remaining	{79}	2,512,375
{80} Total Distributions	{80}	$13,255,282

	VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:

		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{81}	Class A	$0	$235,048,998	$0	$12,594,299	$0
{82}	Class B	16,665,444	235,048,998	0	12,562,635	0
{83}	Class C	112,156,444	235,048,998	0	12,335,048	0
{84}	Class D	206,055,444	235,048,998	0	12,018,921	0
{85}	Class E	230,986,444	235,048,998	0	11,899,252	0
{86}	Total

	VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
	{87} Excess Available Funds						{87}	$2,512,375
	{88} Pro-Forma Note Balance						{88}	221,599,567
	{89} Required Pro Forma Note Balance						{89}	221,599,567
	{90} Excess of Pro-Forma Balance over Required Pro-Forma Balance						{90}	0
	{91} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance						{91}		$0

	IX. RECONCILIATION OF RESERVE ACCOUNT:

									Initial
	{92} Specified Reserve Balance								$21,220,296

	{93} Beginning of period Reserve Account balance						{93}		$21,220,296

	{94} The Reserve Account Deposit, from Collection Account						{94}	0
	{95} Investment Earnings						{95}	1,170
	{96} Investment Earnings—transferred to Collection Account Available Funds						{96}	(1,170)
	{97} Reserve Account Withdrawal Amount						{97}	0

	{98} End of period Reserve Account balance						{98}		$21,220,296

	X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

	{99} Aggregate Principal Balance						{99}	$235,048,998
	{100} End of Period Note Balance						{100}	221,599,567
	{101} Overcollateralization						{101}	13,449,431
	{102} Overcollateralization %						{102}		5.72%

	XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
	{103} Original Number of Receivables						{103}	65,420
	{104} Beginning of period number of Receivables						{104}	0	20,964
	{105} Number of Receivables becoming Liquidated Receivables during period						{105}	9,798	150
	{106} Number of Receivables becoming Purchased Receivables during period						{106}	3	1
	{107} Number of Receivables paid off during period						{107}	35,219	413
	{108} End of period number of Receivables						{108}	20,400	20,400

	XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
	{109} Weighted Average APR of the Receivables					{109}	15.06%	14.81%	14.82%
	{110} Weighted Average Remaining Term of the Receivables					{110}	63.00	33.02	32.16
	{111} Weighted Average Original Term of Receivables					{111}	70.00	70.00	70.00
	{112} Average Receivable Balance					{112}	$16,219	$11,737	$11,522
	{113} Net Losses in Period					{113}	$0	$896,309	$875,792
	{114} Aggregate Realized Losses					{114}	$0	$58,338,047	$59,213,839
	{115} Aggregate Realized Loss Percentage					{115}		5.498%	5.580%
	{116} ABS Prepay Speed					{116}		1.3065	1.0682

	XIII. DELINQUENCY:

							Units	Dollars	Percentage
	Receivables with Scheduled Payment delinquent
	{117} 31-60 days					{117}	1,792	$23,584,132	9.58%
	{118} 61-90 days					{118}	410	5,259,826	2.14%
	{119} over 90 days					{119}	94	1,029,520	0.42%
	{120} Total					{120}	2,296	$29,873,478	12.14%

	XIV. EXTENSIONS
	{121} Principal Balance of Receivables extended during current period					{121}		$8,326,768
	{122} Beginning of Period Aggregate Principal Balance					{122}		246,059,998
	{123} Extension Rate {121} divided by {122}					{123}			3.38%

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	September 3, 2014

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